INVENTORY, NET (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
Raw materials and consumables	$ 269	$ 270
Work in progress	161	155
Finished goods and other	276	210
Carrying amount of inventories	$ 706	$ 635